SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Assets Backed Financing Entities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Restricted cash	¥ 80,800		¥ 237,239	¥ 71,056	$ 12,679
Prepaid expenses and other assets	352,015		278,591		55,239
Loans at fair value	73,734		192,156		11,571
Held-to-maturity investments	2,200		3,286		341
Total assets	7,739,440		6,702,253		1,214,487
Liabilities:
Accounts payable	19,065		9,903		2,992
Payable to investors at fair value (Note 1)	50,686		52,623		7,954
Accrued expenses and other liabilities	1,182,783		1,208,915		185,604
Total liabilities	2,918,008		2,924,589		$ 457,899
Net income/(loss)	1,032,984	$ 162,098	(692,748)	1,155,611
Net cash provided by operating activities	158,192	24,824	282,028	274,168
Net cash provided by investing activities	(346,507)	(54,374)	(1,796,663)	1,110,001
Net cash (used in)/provided by in financing activities	427,446	$ 67,076	955,448	(1,149,705)
ABFE
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Restricted cash	56,678		213,033
Prepaid expenses and other assets	540		169
Loans at fair value	73,734		192,156
Held-to-maturity investments	1,700		3,286
Total assets	132,652		408,644
Liabilities:
Accounts payable	144		421
Amount due to related parties	42,423		109,502
Payable to investors at fair value (Note 1)	50,686		52,623
Accrued expenses and other liabilities	659		896
Total liabilities	93,912		163,442
Net income/(loss)	(38,720)		(117,969)	41,723
Net cash provided by operating activities	17,016		44,843	134,848
Net cash provided by investing activities	65,576		33,160	639,717
Net cash (used in)/provided by in financing activities	(71,204)		¥ 162,134	¥ (121,296)
Asset pledged as collateral | ABFE
Assets including amounts of the consolidated variable interest entities (the "VIEs") and consolidated assets backed financing entities ("ABFE") (Note 2):
Total assets	¥ 0